Income taxes (Detail Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Current income tax expense	$ (256)	$ (25)	$ (20)
Income taxes payable	95	16
Deferred income tax expense (recovery)	$ 0	$ 0	$ 0
Barbadaos [Membr]
Statement [Line Items]
Income tax rate	5.50%
Uniited States [Member]
Statement [Line Items]
Income tax rate	21.00%	23.50%
Irelands [Member]
Statement [Line Items]
Income tax rate	12.50%